Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Deferred Tax Assets and Liabilities

The movement in deferred tax assets and liabilities is attributable to the following items:

Balance of deferred tax asset	38,365
as at January 1, 2025
Changes recognized in biological assets	1,142
Changes recognized in carryforward tax losses	12,489
Other changes	(40)
Changes recognized in provision for ECL	5,488
Changes recognized in other receivables due to the tax authorities	(11,455)
Balance of deferred tax asset as at December 31, 2025	45,989

Schedule of Components of Taxes

	2025	2024	2023
	NIS in thousands	NIS in thousands	NIS in thousands
Current tax expense (income)	305	(846)	6,294
Deferred tax (income)	(7,624)	(13,684)	(4,046)

Tax expense (benefit)	(7,319)	(14,530)	2,248

Schedule of Reconciliation Between Tax on Earnings Before Income and Tax Expenses

	2025	2024	2023
	NIS in thousands
Loss before taxes on income	44,103	87,323	61,285
tax rate	23%	23%	23%

Total tax benefit (expense) at applicable tax rate	10,144	20,084	14,096
Nondeductible expenses	(609)	(916)	(482)
Nondeductible Share-based payment	(559)	(525)	(596)
Change in temporary differences for which deferred taxes are not recognized	(1,586)	(2,199)	529
Impairment losses on goodwill	-	-	(14,513)
Other differences	(71)	(1,914)	(1,282)
Total tax benefit at applicable tax rate	7,319	14,530	(2,248)